Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

April 3, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:         Professionally Managed Portfolios (the “Trust”)
               File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the GoodHaven Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated March 29, 2012, and filed electronically as Post-Effective Amendment No. 450 to the Fund’s Registration Statement on Form N-1A on March 26, 2012.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards

Elaine E. Richards, Esq.
Secretary of the Trust